CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 18,835	$ 19,780	$ 23,120
Federal funds sold	7,508	5,469	5,079
Cash and cash equivalents	26,343	25,249	28,199
Interest-bearing deposits in other banks	23,523	21,865	41,849
Investment securities:
Available-for-Sale, stated at market	446,907	456,525	466,419
Loans (excluding unearned income of $450 at June 30, 2014, $434 at December 31, 2013 and $326 at December 31, 2012)	611,233	580,236	549,452
Less: Allowance for loan losses	7,807	7,818	7,955
Net loans	603,426	572,418	541,497
Loans held-for-sale	3,734	3,098	4,678
Federal Home Loan Bank and Federal Reserve Bank stocks, at cost	5,684	5,684	5,684
Premises and equipment	35,007	34,152	34,316
Accrued interest receivable	5,666	5,011	5,021
Goodwill	13,651	13,651	13,651
Other intangible assets	362	384	426
Other real estate owned	5,755	6,826	8,580
Bank-owned life insurance policies	22,677	22,466	21,958
Other assets	6,874	7,143	6,047
TOTAL ASSETS	1,199,609	1,174,472	1,178,325
LIABILITIES AND EQUITY
Non-interest bearing demand deposits	136,950	142,673	139,646
Interest bearing time deposits	349,083	337,790	360,701
Interest bearing savings deposits	481,140	488,067	464,492
Total deposits	967,173	968,530	964,839
Securities sold under agreements to repurchase	44,074	36,808	38,844
Other borrowings	59,611	51,167	48,719
Other liabilities	6,746	5,361	11,783
Total liabilities	1,077,604	1,061,866	1,064,185
Equity
Common stock, no par value - 10,000,000 authorized; 3,717,593 issued and outstanding at June 30, 2014, December 31, 2013 and December 31, 2012	3,718	3,718	3,718
Surplus	15,331	15,331	15,331
Retained earnings	100,344	94,889	85,771
Accumulated other comprehensive income (loss)	3,631	(361)	10,291
Total common stock and retained earnings	123,024	113,577	115,111
Less-110,920 treasury shares, at cost as of June 30, 2014 and 109,839 treasury shares, at cost as of December 31, 2013 and December 31, 2012	3,074	3,026	3,026
Total shareholders' equity	119,950	110,551	112,085
Non-controlling (minority) interest in consolidated subsidiary	2,055	2,055	2,055
Total equity	122,005	112,606	114,140
TOTAL LIABILITIES AND EQUITY	$ 1,199,609	$ 1,174,472	$ 1,178,325